SHARE CAPITAL - Disclosure of assumptions used for options granted (Details) - Stock options [Member] - Year	May 07, 2026	Jan. 30, 2026	Dec. 05, 2025	Oct. 22, 2025	Sep. 08, 2025	Mar. 14, 2025
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Risk-free interest rate	3.08%	2.56%	3.01%	2.38%	2.77%	2.72%
Expected stock price volatility	119.00%	105.00%	144.00%	105.00%	168.00%	184.00%
Expected option life in years	3.8	2	4	2	5	5
Dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%